NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended
	Feb. 08, 2019	Feb. 17, 2019	Dec. 18, 2018	Oct. 31, 2018	Oct. 25, 2018	Jun. 30, 2019	Dec. 31, 2018
Tranche One [Member]
Accrued interest charges fees and costs	$ 1,125,000				$ 1,400,000
Tranche Two [Member]
Accrued interest charges fees and costs	500,000				1,375,000
Tranche Three [Member]
Accrued interest charges fees and costs	1,650,000				550,000
Tranche Four [Member]
Accrued interest charges fees and costs					1,100,000
Sign N Drive Auto Mall, Inc. [Member]
Principal value						$ 1,850,000
Fixed conversion rate						$ .003
Converted into common stock in 2017						$ 438,000
Converted into common stock in 2018						172,650
Converted into common stock in 2019						216,150
Illiad Research & Trading LP [Member]
Fixed conversion rate	$ 0.45				$ 0.45
Face amount	$ 3,325,000				$ 5,525,000
Accrues interest	10.00%				10.00%
Original issue discount	$ 300,000				$ 500,000
Amount received		$ 1,125,000	$ 825,000	$ 1,400,000
Accrued interest						$ 163,218	$ 18,410